Vessel Operating Expenses	12 Months Ended
Dec. 31, 2025
Operating Expenses [Abstract]
Vessel Operating Expenses	Vessel Operating Expenses
Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2023	2024	2025
Crew wages and related costs	$39,473	$40,937	$42,702
Insurance	5,263	5,668	5,430
Repairs, maintenance and drydocking costs	16,354	16,223	16,921
Spares, stores and provisions	18,738	20,668	23,096
Lubricants	5,479	5,161	5,179
Taxes	606	575	702
Miscellaneous	3,288	3,369	3,317
Total	$89,201	$92,601	$97,347